Basis of preparation and accounting policies - Additional information (Details) NumberOfCustomers in Thousands, € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) NumberOfCustomers Country	Jun. 30, 2020 EUR (€)	Jun. 23, 2021	Dec. 31, 2020 EUR (€) NumberOfCustomers	Nov. 30, 2020 EUR (€)
Disclosure of significant accounting policies [line items]
Name of reporting entity	ING Groep N.V.
Domicile of entity	Amsterdam, the Netherlands
Borrowings	€ 17,500			€ 19,400
Covid loan	€ 2,000			€ 1,500	€ 800
Number of customers that have been granted payment holidays | NumberOfCustomers	159			196
Percentage expired				96.00%
Adjustment of the EU IAS 39 carve-out	€ 956	€ (493)
COVID 19, management adjustment	595
COVID 19, payment holidays and other government support measures	260
COVID 19, time lag in defaults materialising	296
COVID 19, structured acquisition portfolio	39
Increase (decrease) in COVID 19 adjustment	€ (68)
Minimum [member]
Disclosure of significant accounting policies [line items]
Number of countries in which entity operates | Country	40
Minimum [member] | TLTRO III [Member]
Disclosure of significant accounting policies [line items]
Change in interest in basis points			(1.00%)
Maximum [member] | TLTRO III [Member]
Disclosure of significant accounting policies [line items]
Change in interest in basis points			(0.50%)